Insurance (Liabilities for Guarantees) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 1,277	$ 1,029	$ 849
Incurred guaranteed benefits	212	251	185
Paid guaranteed benefits	(1)	(3)	(5)
Balance at December 31,	1,488	1,277	1,029
Ceded
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	423	609	508
Incurred guaranteed benefits	71	(183)	106
Paid guaranteed benefits	(1)	(3)	(5)
Balance at December 31,	493	423	609
Net
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	854	420	341
Incurred guaranteed benefits	141	434	79
Paid guaranteed benefits	0	0	0
Balance at December 31,	995	854	420
Variable Annuity Guarantees | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	196	148	109
Incurred guaranteed benefits	37	51	44
Paid guaranteed benefits	(1)	(3)	(5)
Balance at December 31,	232	196	148
Variable Annuity Guarantees | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	458	390	332
Incurred guaranteed benefits	80	68	58
Paid guaranteed benefits	0	0	0
Balance at December 31,	538	458	390
Variable Annuity Guarantees | Ceded | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	37	120	86
Incurred guaranteed benefits	14	(80)	39
Paid guaranteed benefits	(1)	(3)	(5)
Balance at December 31,	50	37	120
Variable Annuity Guarantees | Ceded | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	24	124	110
Incurred guaranteed benefits	2	(100)	14
Paid guaranteed benefits	0	0	0
Balance at December 31,	26	24	124
Variable Annuity Guarantees | Net | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	159	28	23
Incurred guaranteed benefits	23	131	5
Paid guaranteed benefits	0	0	0
Balance at December 31,	182	159	28
Variable Annuity Guarantees | Net | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	434	266	222
Incurred guaranteed benefits	78	168	44
Paid guaranteed benefits	0	0	0
Balance at December 31,	512	434	266
Universal and Variable Life Contracts | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	541	417	340
Incurred guaranteed benefits	86	124	77
Paid guaranteed benefits	0	0	0
Balance at December 31,	627	541	417
Universal and Variable Life Contracts | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	82	74	68
Incurred guaranteed benefits	9	8	6
Paid guaranteed benefits	0	0	0
Balance at December 31,	91	82	74
Universal and Variable Life Contracts | Ceded | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	305	314	265
Incurred guaranteed benefits	49	(9)	49
Paid guaranteed benefits	0	0	0
Balance at December 31,	354	305	314
Universal and Variable Life Contracts | Ceded | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	57	51	47
Incurred guaranteed benefits	6	6	4
Paid guaranteed benefits	0	0	0
Balance at December 31,	63	57	51
Universal and Variable Life Contracts | Net | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	236	103	75
Incurred guaranteed benefits	37	133	28
Paid guaranteed benefits	0	0	0
Balance at December 31,	273	236	103
Universal and Variable Life Contracts | Net | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	25	23	21
Incurred guaranteed benefits	3	2	2
Paid guaranteed benefits	0	0	0
Balance at December 31,	$ 28	$ 25	$ 23